Accounts Payable, Accruals and Other Payables - Summary of Accounts Payables (Detail) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Financial Items [Abstract]
Accounts payables		$ 5,176,759	$ 1,057,599
Accrued expenses		9,008,969	31,727
Deferred purchase price		3,618,902
Captain payables		1,249,948	289,426
Advances from customers		52,307
Other payables		560,857	36,243
Accounts payable accruals and other payables current one financial items		19,667,742	1,414,995
NonFinancial Items [Abstract]
Advances from individual customers (e-wallets) (i)	[1]	3,938,712	2,523,608
Total accounts payable, accruals and other payables		$ 23,606,454	$ 3,938,603

[1]	Advances from individual customers (e-wallets) are used by customers against future bookings, therefore, the Group does not expect to repay these amounts.